COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Commitments [Abstract]
Disclosure of future minimum purchase obligations under arrangements
Future minimum purchase obligations under these arrangements at December 31, 2018 were as follows:

	At December 31, 2018
	Due within one year	Due between one and three years	Due between three and five years	Due beyond five years	Total
	(€ thousand)
Minimum purchase obligations	153,303	43,110	6,707	1,060	204,180

Disclosure of future aggregate minimum lease payments under non-cancellable operating leases
The future aggregate minimum lease payments under non-cancellable operating leases, mainly relating to the lease of property and cars, are as follows:

	At December 31, 2018
	Due within one year	Due between one and three years	Due between three and five years	Due beyond five years	Total
	(€ thousand)
Future minimum lease payments under operating lease agreements	19,062	22,411	11,994	18,708	72,175